Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Deposits rate	8.33%
Severance Costs	$ 1,240	$ 826	$ 466
Settlement of tax percentage	50.00%